Unit-Based Compensation - PRL RUAs (Details) - RUAs - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
PRL RUA holders
Compensation costs
Unit-based compensation costs	$ 0.1	$ 0.2	$ 0.4	$ 0.6	$ 0.8	$ 0.8
Unrecognized compensation cost	$ 0.1		$ 0.1		$ 0.5
Weighted-average period for recognition, unvested awards			2 months 12 days		4 months 24 days
PRL
PRL RSUs
Vesting period, in years			3 years		3 years
PRL | Vesting Year One
PRL RSUs
Vesting percentage			25.00%		25.00%
PRL | Vesting Year Two
PRL RSUs
Vesting percentage			25.00%		25.00%
PRL | Vesting Year Three
PRL RSUs
Vesting percentage			50.00%		50.00%